Amounts receivable (Schedule of Amounts Receivable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Amounts due from government assistance and government loans		$ 7
Sales tax receivable	406	557
Revenue from subcontracts	45	33
Other	394	740
Amounts receivable (note 5)	$ 845	$ 1,337